Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)		Jun. 30, 2021	Jun. 30, 2020
Prepaid expenses and other current assets [line Items]
Prepayments	[1]	$ 1,663,213	$ 1,403,277
Security deposit		38,577	34,822
Accrued interest		179	98,036
Other current assets		$ 1,701,969	$ 1,536,135

[1]	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.